Right to Use Assets and Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Liability, Maturity - USD ($)	Nov. 30, 2021	May 31, 2021	Jun. 01, 2019	May 31, 2019
Lessee, Operating Lease, Liability, Maturity [Abstract]
Twelve months ended November 30, 2022	$ 498,901	$ 458,148
Twelve months ended November 30, 2023	495,845	449,071
Twelve months ended November 30, 2024	509,175	458,205
Twelve months ended November 30, 2025	522,901	471,732
Twelve months ended November 30, 2026	301,548	407,415
Thereafter	855,723	719,933
Total	3,184,093	2,964,504
Less: Present value discount	(828,245)	(698,085)
Lease liability	$ 2,355,848	$ 2,266,419	$ 3,848,038	$ 4,069,476